UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5399

The New America High Income Fund, Inc.
(Exact name of registrant as specified in charter)

33 Broad Street, Boston, MA		02109
(Address of principal executive offices)		(Zip code)

Ellen E. Terry, 33 Broad Street, Boston MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 263-6400

Date of fiscal year end:	12/31

Date of reporting period:	1/1/11 - 3/31/11

Item 1 - Schedule of Investments - March 31, 2011 (Unaudited) (Dollar Amounts in Thousands)

Schedule of Investments - March 31, 2011 (Unaudited) (Dollar Amounts in Thousands)

Principal		Moody’s
Amount/Units		Rating	Value
		(Unaudited)	(Note 1)
CORPORATE DEBT SECURITIES - 127.23% (d)
Aerospace and Defense - 2.10%
375	Acquisition Company Lanza
	10%, 06/01/17 (g)	B3	414
650	BE Aerospace Inc., Senior Notes,
	8.50%, 07/01/18	Ba3	721
475	Bombardier, Inc., Senior Notes,
	6.125%, 05/15/21 (g) (EUR)	Ba2	645
375	Esterline Technologies, Senior Notes,
	7%, 08/01/20	Ba3	392
325	Kratos Defense and Security Solutions, Inc., Senior Notes,
	10%, 06/01/17	B3	359
625	Moog, Inc., Senior Notes,
	7.25%, 06/15/18	Ba3	662
525	Sequa Corporation, Senior Notes,
	11.75%, 12/01/15 (g)	Caa2	562
225	Sequa Corporation, Senior Notes,
	13.50%, 12/01/15 (g)	Caa2	246
200	Spirit Aerosystems, Inc., Senior Notes,
	7.50%, 10/01/17	Ba3	217
850	Transdigm, Inc., Senior Subordinated Notes,
	7.75%, 12/15/18 (g)	B3	914
			5,132
Automobile - 3.46%
158	Affinia Group, Inc., Senior Notes,
	10.75%, 08/15/16 (g)	B1	179
535	Allison Transmission, Inc., Senior Notes,
	11.25%, 11/01/15 (g)	Caa2	579
666	Commercial Vehicle Group, Inc.,
	11%, 02/15/13	(e)	713
75	Conti Gummi Finance B.V., Senior Notes,
	6.50%, 01/15/16 (g) (EUR)	B1	109
175	Conti Gummi Finance B.V., Senior Notes,
	7.50%, 09/15/17 (g) (EUR)	B1	260
400	Conti Gummi Finance B.V., Senior Notes,
	8.50%, 0715/15 (g) (EUR)	B1	624
750	Ford Motor Company, Senior Notes,
	7.45%, 07/16/31	Ba3	810
1,575	Ford Motor Credit Company LLC, Senior Notes,
	5.75%, 02/01/21	Ba2	1,547
1,375	Ford Motor Credit Company LLC, Senior Notes,
	12%, 05/15/15	Ba2	1,732
750	Goodyear Tire & Rubber Company, Senior Notes,
	10.50%, 05/15/16	B1	841
1,000	KAR Holdings, Inc., Senior Subordinated Notes,
	10%, 05/01/15	Caa1	1,056
			8,450
Banking - .68%
1,250	Amsouth Bank, N.A, Subordinated Notes,
	5.20%, 04/01/15	Ba3	1,237
390	Zions Bancorp,
	7.75%, 09/23/14	(e)	422
			1,659
Beverage, Food and Tobacco - 3.03%
400	Bumble Bee Acquistion Company, Senior Notes,
	9%, 12/15/17 (g)	B2	418
75	Constellation Brands, Inc., Senior Notes,
	8.375%, 12/15/14	Ba3	85
525	Cott Beverages, Inc., Senior Notes,
	8.125%, 09/01/18	B3	567
200	Cott Beverages, Inc., Senior Notes,
	8.375%, 11/15/17	B3	216

Schedule of Investments - March 31, 2011 (Unaudited) (Dollar Amounts in Thousands)

150	Darling International, Inc., Senior Notes,
	8.50%, 12/15/18 (g)	B2	163
775	Del Monte Foods Company, Senior Notes,
	7.625%, 02/15/19 (g)	B3	787
309	Dole Food Company, Inc., Senior Notes,
	13.875%, 03/15/14	B2	379
675	JBS Finance II Ltd., Senior Notes,
	8.25%, 01/29/18 (g)	B1	675
425	JBS USA, LLC Senior Notes,
	11.625%, 05/01/14	B1	494
750	Land O’Lakes, 7.45%, 03/15/28
	7.45%, 03/15/28 (g)	Ba2	679
900	Michael Foods, Inc., Senior Notes,
	9.75%, 07/15/18 (g)	Caa1	981
525	Pinnacle Foods Finance LLC, Senior Notes,
	9.25%, 04/01/15	B3	549
125	Pinnacle Foods Finance LLC, Senior Subordinated Notes,
	10.625%, 04/01/17	Caa1	134
150	R&R Ice Cream plc, Senior Notes,
	8.375%, 11/15/17 (g)(EUR)	B2	217
225	Reddy Ice Holdings, Inc., Senior Notes,
	10.50%, 11/01/12	Caa2	223
250	Smithfield Foods, Inc., Senior Notes,
	7.75%, 07/01/17	B3	269
125	Smithfield Foods, Inc., Senior Secured Notes,
	10%, 07/15/14	Ba3	148
375	TreeHouse Foods, Inc., Senior Notes,
	7.75%, 03/01/18	Ba2	405
			7,389
Broadcasting and Entertainment - 11.77%
650	AMC Entertainment, Inc., Senior Notes,
	8.75%, 06/01/19	B1	702
550	AMC Entertainment, Inc., Senior Subordinated Notes,
	9.75%, 12/01/20 (g)	Caa1	587
500	Belo Corporation, Senior Notes,
	8%, 11/15/16	Ba1	545
400	Bresnan Broadband Holdings, Senior Notes,
	8%, 12/15/18 (g)	B3	424
875	Cablevision Systems Corporation, Senior Notes,
	7.75%, 04/15/18	B1	947
350	Cablevision Systems Corporation, Senior Notes,
	8%, 04/15/20	B1	381
275	Cablevision Systems Corporation, Senior Notes,
	8.625%, 09/15/17	B1	305
325	CCH II, LLC, Senior Notes,
	13.50%, 11/30/16	B2	389
1,200	CCO Holdings, LLC, Senior Notes,
	7.25%, 10/30/17	B2	1,248
425	CCO Holdings, LLC, Senior Notes,
	7.875%, 04/30/18	B2	452
600	CCO Holdings, LLC, Senior Notes,
	7%, 01/15/19	B2	613
1,350	Cequel Communications Holdings I, LLC, Senior Notes,
	8.625%, 11/15/17 (g)	B3	1,418
225	Clear Channel Communications, Inc., Senior Notes,
	7.25%, 10/15/27	Ca	140
900	Clear Channel Communications, Inc., Senior Notes,
	11%, 08/01/16	Ca	837
475	Interpublic Group of Companies, Inc., Senior Notes,
	10%, 07/15/17	Ba2	565
500	Kabel BS Erste Beteiligu, Senior Notes,
	7.50%, 03/15/19 (g) (EUR)	B1	722
50	Lamar Media Corporation, Senior Subordinated Notes,
	6.625%, 08/15/15	B1	51
200	Lamar Media Corporation, Senior Subordinated Notes,
	7.875%, 04/15/18	B1	215
350	Lin Television Corporation, Senior Notes,
	8.375%, 04/15/18	Ba3	380
575	Lions Gate Entertainment, Inc., Senior Notes,

Schedule of Investments - March 31, 2011 (Unaudited) (Dollar Amounts in Thousands)

	10.25%, 11/01/16 (g)	B1	609
400	Mediacom Broadband LLC, Senior Notes,
	8.50%, 10/15/15	B3	415
350	Musketeer GMBH, Senior Notes,
	9.50%, 03/15/21 (g) (EUR)	Caa1	515
825	Nexstar Broadcasting, Inc., Senior Notes,
	8.875%, 04/15/17	B3	891
150	Ono Finance II Plc, Senior Notes,
	10.875%, 07/15/19 (g)	Caa2	158
500	Regal Cinemas Corporation, Senior Notes,
	8.625%, 07/15/19	B2	539
725	Regal Cinemas Corporation, Senior Notes,
	9.125%, 08/15/18	B3	776
925	Sinclair Television Group, Inc., Senior Notes,
	9.25%, 11/01/17 (g)	Ba3	1,031
2,150	Sirius Satellite Radio, Inc., Senior Notes,
	8.75%, 04/01/15 (g)	B3	2,419
250	Sirius XM Radio, Inc., Senior Notes,
	9.75%, 09/01/15 (g)	Ba3	281
1,025	Univision Communications, Inc., Senior Notes,
	7.875%, 11/01/20 (g)	B2	1,086
1,525	Univision Communications, Inc., Senior Notes,
	8.50%, 05/15/21 (g)	Caa2	1,575
1,075	Univision Communications, Inc., Senior Notes,
	12%, 07/01/14 (g)	B2	1,157
550	UPC Germany GMBH, Senior Notes,
	8.125%, 12/01/17 (g)	B1	581
500	UPC Holding BV, Senior Notes,
	8.375%, 08/15/20 (g)(EUR)	B2	713
525	UPC Holding BV, Senior Notes,
	9.875%, 04/15/18 (g)	B2	581
75	Videotron Ltee., Senior Notes,
	9.125%, 04/15/18	Ba1	84
1,275	Virgin Media Finance PLC, Senior Notes,
	9.50%, 08/15/16	Ba2	1,447
350	XM Satellite Radio, Inc., Senior Notes,
	7.625%, 11/01/18 (g)	B3	369
1,350	XM Satellite Radio, Inc., Senior Notes,
	13%, 08/01/13 (g)	B3	1,600
650	Ziggo Bond Company B.V., Senior Notes,
	8%, 05/15/18 (g) (EUR)	B2	955
			28,703
Building and Real Estate - 4.95%
700	Associated Materials, Inc., Senior Notes,
	9.125%, 11/01/17(g)	B3	744
275	Aviv Healthcare Properties Ltd. Partnership, Senior Notes,
	7.75%, 02/15/19 (g)	B1	284
250	Beazer Homes USA. Inc., Senior Notes,
	8.125%, 06/15/16	Caa2	250
350	Beazer Homes USA. Inc., Senior Notes,
	9.125%, 06/15/18	Caa2	355
325	Beazer Homes USA. Inc., Senior Notes,
	9.125%, 05/15/19 (g)	Caa2	329
500	CB Richard Ellis Services, Inc., Senior Subordinated Notes,
	6.625%, 10/15/20	Ba1	515
325	CB Richard Ellis Services, Inc., Senior Subordinated Notes,
	11.625%, 06/15/17	Ba2	383
780	Cemex Finance LLC, Senior Notes,
	9.50%, 12/14/16 (g)	(e)	839
175	Cemex SAB de CV, Senior Notes,
	9%, 01/11/18 (g)	(e)	183
650	Dycom Investments Inc., Senior Subordinated Notes,
	7.125%, 01/15/21 (g)	Ba3	660
800	Gibraltar Industries, Inc., Senior Subordinated Notes,
	8%, 12/01/15	B3	818
50	Grohe Holding GmbH, Senior Bonds,
	8.625%, 10/01/14 (g) (EUR)	B3	73
203	Grohe Holding GmbH, Senior Secured Bonds,
	3.873%, 01/15/14 (EUR)	B2	287

Schedule of Investments - March 31, 2011 (Unaudited) (Dollar Amounts in Thousands)

150	Heidelbergcement Finance, Senior Notes,
	8%, 01/31/17 (EUR)	Ba3	236
500	Host Marriott, L.P., Senior Notes,
	6.75%, 06/01/16	Ba1	519
200	Masco Corporation, Senior Notes,
	6.125%, 10/03/16	Ba2	204
300	Masco Corporation, Senior Notes,
	7.125%, 03/15/20	Ba2	310
500	Mercer International, Inc., Senior Notes,
	9.50%, 12/01/17 (g)	B3	546
375	Nortek, Inc., Senior Notes,
	10%, 12/01/18 (g)	Caa2	399
575	Potlach Corporation, Senior Notes,
	7.50%, 11/01/19	Ba1	609
725	Reliance Intermediate Holdings, L.P., Senior Notes,
	9.50%, 12/15/19 (g)	Ba2	789
450	Rouse Company, LLC, Senior Notes,
	6.75%, 11/09/15	(e)	468
200	Standard Pacific Corporation, Senior Notes,
	8.375%, 05/15/18	B3	208
400	Standard Pacific Corporation, Senior Notes,
	10.75%, 09/15/16	B3	466
525	Texas Industries, Senior Notes,
	9.25%, 08/15/20	B3	567
225	USG Corporation, Senior Notes,
	8.375%, 10/15/18 (g)	B2	234
725	USG Corporation, Senior Notes,
	9.75%, 08/01/14 (g)	B2	794
			12,069
Cargo Transport - 1.77%
870	DP World Ltd., Senior Notes,
	6.85%, 07/02/37(g)	Ba1	799
1,650	DP World Sukuk Limited, Senior Notes,
	6.25%, 07/02/17 (g)	Ba1	1,625
300	Florida East Coast Holdings, Senior Notes,
	10.50%, 08/01/17 (i)(g)	Caa3	307
375	Florida East Coast Railway Corporation, Senior Notes,
	8.125%, 02/01/17 (g)	B3	394
525	Kansas City Southern de Mexico, S.A. de C.V., Senior Notes,
	8%, 02/01/18	B1	575
130	Kansas City Southern Railway Company, Senior Notes,
	13%, 12/15/13	B1	154
450	United Maritime Group, LLC, Senior Notes,
	11.75%, 06/15/15	B3	466
			4,320
Chemicals, Plastics and Rubber - 3.75%
225	Compass Minerals International, Inc., Senior Notes,
	8%, 06/01/19	Ba2	245
450	Hexion Specialty Chemicals, Inc., Senior Notes,
	8.875%, 02/01/18	B3	475
325	Hexion Specialty Chemicals, Inc., Senior Notes,
	9%, 11/15/20 (g)	Caa1	338
175	Huntsman International LLC, Senior Subordinated Notes,
	8.625%, 03/15/20	B3	192
1,250	Huntsman International LLC, Senior Subordinated Notes,
	8.625%, 03/15/21 (g)	B3	1,362
700	Kerling plc, Senior Notes,
	10.625%, 02/01/17 (g)(EUR)	B3	1,087
300	Koppers Holdings Inc., Senior Notes,
	7.875%, 12/01/19	B1	326
500	LBI Escrow Corporation, Senior Notes,
	8%, 11/01/17 (g)	Ba2	553
1,450	Lyondell Chemical Company, Senior Notes,
	11%, 05/01/18	B2	1,629
300	Momentive Performance Materials, Inc., Senior Notes,
	9%, 01/15/21 (g)	Caa1	309
750	Momentive Performance Materials, Inc., Senior Notes,

Schedule of Investments - March 31, 2011 (Unaudited) (Dollar Amounts in Thousands)

	11.50%, 12/01/16	Caa2	801
325	PolyOne Corporation, Senior Notes,
	7.375%, 09/15/20	Ba3	343
275	Rhodia S.A., Senior Notes,
	6.875%, 09/15/20 (g)	B1	281
550	Solutia, Inc, Senior Notes,
	7.875%, 03/15/20	B1	595
550	Solutia, Inc, Senior Notes,
	8.75%, 11/01/17	B1	605
			9,141
Containers, Packaging and Glass - 3.86%
425	Ardagh Glass Group plc, Senior Notes,
	7.375%, 10/15/17 (g)	Ba3	451
425	Ball Corporation, Senior Notes,
	7.375%, 09/01/19	Ba1	460
200	Berry Plastics Corporation, Senior Notes,
	9.75%, 01/15/21(g)	Caa1	199
250	Boise Paper Holdings LLC, Senior Notes,
	8%, 04/01/20	B1	271
375	Boise Paper Holdings LLC, Senior Notes,
	9%, 11/01/17	B1	418
425	Bway Holding Company, Senior Notes,
	10%, 06/15/18 (g)	B3	464
375	Cascades Inc., Senior Notes,
	7.75%, 12/15/17	Ba3	394
300	Cascades, Inc., Senior Notes,
	7.875%, 01/15/20	Ba3	317
250	Clearwater Paper Corporation, Senior Notes,
	7.125%, 11/01/18 (g)	Ba3	264
300	Clearwater Paper Corporation, Senior Notes,
	10.625%, 06/15/16	Ba3	340
225	Clondalkin Acquisition BV, Senior Notes,
	2.31%, 12/15/13 (g)	B1	217
300	Crown Euro Holdings, S.A., Senior Notes,
	7.125%, 08/15/18 (g) (EUR)	Ba1	440
525	Graphic Packaging International, Inc., Senior Notes,
	7.875%, 10/01/18	B3	562
600	Graphic Packaging International, Inc., Senior Notes,
	9.50%, 06/15/17	B3	664
350	Greif Inc., Senior Notes,
	7.75%, 08/01/19	Ba2	382
425	JSG Funding PLC, Subordinated Notes,
	7.75%, 04/01/15	B2	438
400	Plastipak Holdings, Inc., Senior Notes,
	10.625%, 08/15/19 (g)	B3	457
1,075	Reynolds Group Issuer, Inc., Senior Notes,
	7.125%, 04/15/19 (g)	Ba3	1,094
475	Reynolds Group Issuer, Inc., Senior Notes,
	7.75%, 10/15/16 (g)	Ba3	503
800	Solo Cup Company, Senior Notes,
	10.50%, 11/01/13	B2	836
225	Verso Paper Holdings LLC, Senior Notes,
	11.50%, 07/01/14	Ba2	246
			9,417
Diversified/Conglomerate Manufacturing - 3.80%
500	AGY Holding Corp., Senior Notes,
	11%, 11/15/14	B3	478
400	Altra Holdings, Inc., Senior Notes,
	8.125%, 12/01/16	B1	429
375	Amsted Industries, Inc., Senior Notes,
	8.125%, 03/15/18 (g)	B1	401
450	Coleman Cable, Inc., Senior Notes,
	9%, 02/15/18	B3	475
250	Columbus McKinnon Corporation, Senior Subordinated Notes,
	7.875%, 02/01/19 (g)	B1	259
1,100	Commscope, Inc., Senior Notes,
	8.25%, 01/15/19 (g)	B3	1,147

Schedule of Investments - March 31, 2011 (Unaudited) (Dollar Amounts in Thousands)

650	Euramax International, Inc., Senior Notes,
	9.50%, 04/01/16 (g)	Caa1	658
300	Manitowoc Company, Inc., Senior Notes,
	8.50%, 11/01/20	B3	326
475	Oshkosh Corporation, Senior Notes,
	8.25%, 03/01/17	B2	522
475	Oshkosh Corporation, Senior Notes,
	8.50%, 03/01/20	B2	532
750	Pinafore, LLC, Senior Notes,
	9%, 10/01/18 (g)	B1	810
650	Ply Gem Industries, Inc., Senior Notes,
	8.25%, 02/15/18 (g)	Caa1	666
1,425	RBS Global, Inc., Senior Notes,
	8.50%, 05/01/18	Caa1	1,532
450	SPX Corporation, Senior Notes,
	6.875%, 09/01/17 (g)	Ba1	481
50	Terex Corporation, Senior Notes,
	10.875%, 06/01/16	Ba3	58
475	Terex Corporation, Senior Subordinated Notes,
	8%, 11/15/17	B3	500
			9,274
Diversified/Conglomerate Service - 10.12%
425	Aguila 3 S.A., Senior Notes,
	7.875%, 01/31/18 (g)	B2	436
475	Anixter Inc., Senior Notes,
	10%, 03/15/14	Ba2	549
280	Avis Budget Car Rental LLC, Senior Notes,
	7.625%, 05/15/14	B3	286
450	Avis Budget Car Rental LLC, Senior Notes,
	9.625%, 03/15/18	B3	497
575	CDW Corporation, Senior Notes,
	11.50%, 10/12/15	Caa1	612
25	CDW Corporation, Senior Secured Notes,
	8%, 12/15/18 (g)	B2	26
1,625	CDW Corporation, Senior Subordinate Notes,
	12.535%, 10/12/17	Caa2	1,755
825	CDW Escrow Corporation, Senior Subordinate Notes,
	8.50%, 04/01/19 (g)	Caa1	826
300	EC Finance PLC, Senior Notes,
	9.75%, 08/01/17 (g) (EUR)	B2	472
350	Education Management LLC, Senior Notes,
	8.75%, 06/01/14	B2	357
81	Education Management LLC, Senior Subordinated Notes,
	10.25%, 06/01/16	B3	84
600	Europcar Groupe S.A., Senior Subordinated Notes,
	4.593, 05/15/13 (g) (EUR)	B3	840
625	First Data Corporation, Senior Notes,
	7.375%, 06/15/19 (g)	B1	638
800	First Data Corporation, Senior Notes,
	8.875%, 08/15/20 (g)	B1	882
3,075	First Data Corporation, Senior Notes,
	12.625%, 01/15/21 (g)	Caa1	3,340
825	First Data Corporation, Senior Subordinated Notes,
	11.25%, 03/31/16	Caa2	823
475	FTI Consulting Inc., Senior Notes,
	6.75%, 10/01/20 (g)	Ba2	481
250	FTI Consulting Inc., Senior Notes,
	7.75%, 10/01/16	Ba2	262
400	Garda World Security Corporation, Senior Notes,
	9.75%, 03/15/17 (g)	B3	431
275	Hertz Corporation, Senior Notes,
	7.50%, 10/15/18 (g)	B2	285
400	Hertz Holdings Netherlands B.V., Senior Notes,
	8.50%, 07/31/15 (g) (EUR)	B1	609
225	Interline Brands, Inc., Senior Notes,
	7%, 11/15/18	B2	231
825	iPayment, Inc., Senior Notes,
	9.75%, 05/15/14	Caa1	819
1,135	iPayment, Inc., Senior Subordinated Notes,
	12.75%, 07/15/14 (i)(g)	(e)	1,056

Schedule of Investments - March 31, 2011 (Unaudited) (Dollar Amounts in Thousands)

175	Labco S.A.S., Senior Notes,
	8.50%, 01/15/18 (g) (EUR)	B3	254
925	Mac Gray Corporation, Senior Notes,
	7.625%, 08/15/15	B3	943
350	Maxim Crane Works, L.P., Senior Notes,
	12.25%, 04/15/15 (g)	Caa1	363
125	RSC Equipment, Inc., Senior Notes,
	8.25%, 02/01/21 (g)	Caa1	130
400	RSC Equipment, Inc., Senior Notes,
	10%, 07/15/17 (g)	B1	454
475	Syniverse Holdings, Senior Notes,
	9.125%, 01/15/19 (g)	Caa1	505
250	Travelport LLC, Senior Notes,
	11.875%, 09/01/16	Caa2	233
1,400	United Rentals North America, Inc., Senior Notes,
	10.875%, 06/15/16	B2	1,617
425	United Rentals North America, Inc., Senior Subordinated Notes,
	8.375%, 09/15/20	Caa1	444
1,450	US Food Service Corporation, Senior Notes,
	10.25%, 06/30/15 (g)	Caa2	1,526
525	West Corporation, Senior Notes,
	7.875%, 01/15/19 (g)	B3	535
1,025	West Corporation, Senior Notes,
	8.625%, 10/01/18 (g)	B3	1,079
			24,680
Ecological - .34%
800	WCA Waste Corporation, Senior Notes,
	9.25%, 06/15/14	B3	822
Electronics - 2.40%
475	Advanced Micro Devices, Inc., Senior Notes,
	7.75%, 08/01/20	Ba3	489
175	Advanced Micro Devices, Inc., Senior Notes,
	8.125%, 12/15/17	Ba3	182
250	Aspect Software, Inc., Senior Notes,
	10.625%, 05/15/17 (g)	Caa1	266
400	Bankrate Inc., Senior Notes,
	11.75%, 07/15/15 (g)	B2	454
525	Fidelity National Information Services, Inc., Senior Notes,
	7.625%, 07/15/17	Ba2	571
325	Fidelity National Information Services, Inc., Senior Notes,
	7.875%, 07/15/20	Ba2	358
350	Freescale Semiconductor, Inc., Senior Notes,
	10.125%, 03/15/18 (g)	B1	391
575	Jabil Circuit, Inc., Senior Notes,
	7.75%, 07/15/16	Ba1	651
375	JDA Software Group, Inc., Senior Notes,
	8%, 12/15/14	B1	412
750	MEMC Electronic Materials, Inc., Senior Notes,
	7.75%, 04/01/19 (g)	B1	771
225	NXP B.V., Senior Notes,
	9.50%, 10/15/15	Caa2	242
400	NXP B.V., Senior Notes,
	9.75%, 08/01/18 (g)	B3	450
217	Seagate Technology International, Inc., Senior Notes,
	10%, 05/01/14 (g)	Baa3	252
325	Sungard Data Systems, Senior Notes,
	10.625%, 05/15/15	Caa1	358
			5,847
Finance - 10.86%
600	Aircastle Limited, Senior Notes,
	9.75%, 08/01/18	Ba3	665
975	Ally Financial, Inc., Senior Notes,
	6.25%, 12/01/17 (g)	B1	990
925	Ally Financial, Inc., Senior Notes,

Schedule of Investments - March 31, 2011 (Unaudited) (Dollar Amounts in Thousands)

	7.50%, 09/15/20 (g)	B1	976
875	Ally Financial, Inc., Senior Notes,
	8%, 11/01/31	B1	954
750	American International Group., Senior Notes,
	6.25%, 03/15/37	Baa2	684
1,650	CIT Group, Inc., Senior Notes,
	6.625%, 04/01/18 (g)	B3	1,675
2,475	CIT Group, Inc., Senior Notes,
	7%, 05/01/17	B3	2,478
1,200	Discover Financial Services, Senior Notes,
	10.25%, 07/15/19	Ba1	1,537
475	E*Trade Financial Corporation, Senior Notes,
	7.875%%, 12/01/15	B2	483
2,198	E*Trade Financial Corporation, Senior Notes,
	12.50%, 11/30/17	(e)	2,613
1,150	International Lease Finance Corporation, Senior Notes,
	8.25%, 12/15/20	B1	1,259
1,975	International Lease Finance Corporation, Senior Notes,
	8.875%, 09/15/15 (g)	B1	2,163
1,600	International Lease Finance Corporation, Senior Notes,
	8.875%, 09/01/17	B1	1,812
1,875	Nuveen Investments, Inc., Senior Notes,
	5.50%, 09/15/15	Caa3	1,636
1,200	Nuveen Investments, Inc., Senior Notes,
	10.50%, 11/15/15	Caa3	1,239
575	Nuveen Investments, Inc., Senior Notes,
	10.50%, 11/15/15 (g)	Caa3	594
475	PHH Corporation, Senior Notes,
	9.25%, 03/01/16 (g)	Ba2	516
225	Provident Funding Associates, L.P., Senior Notes,
	10.125%, 02/15/19 (g)	B2	234
575	Provident Funding Associates, L.P., Senior Notes,
	10.25%, 04/15/17 (g)	Ba3	640
300	SLM Corporation, Senior Medium Term Notes,
	5.05%, 11/14/14	Ba1	304
175	SLM Corporation, Senior Medium Term Notes,
	5.375%, 05/15/14	Ba1	182
650	SLM Corporation, Senior Medium Term Notes,
	6.25%, 01/25/16	Ba1	679
1,100	SLM Corporation, Senior Medium Term Notes,
	8.45%, 06/15/18	Ba1	1,235
550	Springleaf Finance Corporation, Senior Medium Term
	Notes, 6.90%, 12/15/17	B3	503
475	Synovus Financial Corporation, Subordinate Notes,
	5.125%, 06/15/17	B3	444
			26,495
Furnishings, Housewares, Consumer Durable - .26%
375	Griffon Corporation, Senior Notes,
	7.125%, 04/01/18 (g)	Ba3	383
225	Mohawk Industries, Inc., Senior Notes,
	6.875%, 01/15/16	Ba2	241
			624
Groceries - .22%
500	Susser Holdings LLC, Senior Notes,
	8.50%, 05/15/16	B2	540
Healthcare, Education and Childcare - 8.31%
125	Accellent, Inc. Senior Notes,
	8.375%, 02/01/17	B1	133
1,050	Accellent, Inc.. Senior Subordinated Notes,
	10%, 11/01/17 (g)	Caa2	1,050
1,500	Biomet, Inc., Senior Notes,
	10.375%, 10/15/17	B3	1,643
475	Biomet, Inc., Senior Subordinated Notes,
	11.625%, 10/15/17	Caa1	528
675	Boston Scientific Corporation, Senior Notes,
	7.375%, 01/15/40	Ba1	754

Schedule of Investments - March 31, 2011 (Unaudited) (Dollar Amounts in Thousands)

525	Capella Healthcare Inc., Senior Notes,
	9.25%, 07/01/17 (g)	B3	564
925	CHS/Community Health Systems, Inc., Senior Notes,
	8.875%, 07/15/15	B3	976
525	Davita, Inc., Senior Notes,
	6.375%, 11/01/18	B2	528
600	Davita, Inc., Senior Notes,
	6.625%, 11/01/20	B2	607
275	Endo Pharmaceutical Holdings, Inc., Senior Notes,
	7%, 12/15/20 (g)	Ba2	285
375	Giant Funding Corporation, Senior Notes,
	8.25%, 02/01/18 (g)	B3	384
75	HCA, Inc., Senior Notes,
	9.25%, 11/15/16	B2	81
550	HCA, Inc., Senior Secured Notes,
	8.50%, 04/15/19	Ba3	610
750	HCA, Inc., Senior Secured Notes,
	9.625%, 11/15/16	B2	808
150	HCA, Inc., Senior Secured Notes,
	9.875%, 02/15/17	B2	167
600	Inventive Health Inc., Senior Notes,
	10%, 08/15/18 (g)	Caa1	624
250	LifePoint Hospitals, Inc., Senior Notes,
	6.625%, 10/01/20 (g)	Ba1	258
475	MedAssets, Inc., Senior Notes,
	8%, 11/15/18 (g)	B3	486
900	Multiplan, Inc., Senior Notes,
	9.875%, 09/01/18 (g)	Caa1	968
350	Mylan Inc., Senior Notes,
	7.625%, 07/15/17 (g)	Ba3	376
525	Radiation Therapy Services, Inc., Senior Subordinated Notes,
	9.875%, 04/15/17	B3	533
900	Tenet Healthcare Corporation, Senior Notes,
	8%, 08/01/20	Caa1	938
875	Tenet Healthcare Corporation, Senior Notes,
	8.875%, 07/01/19	B1	1,000
175	UHS Escrow Corporation, Senior Notes,
	7%, 10/01/18 (g)	B1	181
875	United Surgical Partners International, Inc., Senior
	Subordinated Notes, 8.875%, 05/01/17	Caa1	923
450	Universal Hospital Services, Inc., Senior Secured
	Notes, 3.834%, 06/01/15	B3	436
200	Universal Hospital Services, Inc., Senior Secured
	Notes, 8.50%, 06/01/15	B3	208
425	Valeant Pharmaceuticals, International, Senior Notes,
	6.75%, 10/01/17 (g)	Ba3	419
625	Valeant Pharmaceuticals, International, Senior Notes,
	7%, 10/01/20 (g)	Ba3	605
375	Vanguard Health Holding Company II, LLC, Senior Notes,
	8%, 02/01/18 (g)	B3	384
400	Vanguard Health Holding Company II, LLC, Senior Notes,
	7.75%, 02/01/19 (g)	B3	405
900	Vanguard Health Systems, Inc., Senior Notes,
	Zero Coupon, 02/01/16 (g)	Caa1	569
1,750	Warner Chilcott Company, LLC, Senior Notes,
	7.75%, 09/15/18 (g)	B3	1,837
			20,268
Hotels, Motels, Inns and Gaming - 3.85%
550	Amerstar Casinos, Inc., Senior Notes,
	7.50%, 04/15/21 (g)	B3	545
500	Cirsa Funding Luxembourg S.A., Senior Notes,
	8.75%, 05/15/18 (g) (EUR)	B3	723
650	Codere Finance (Luxembourg) S.A., Senior Notes,
	8.25%, 06/15/15 (g) (EUR)	B2	937
50	Gaylord Entertainment Company, Senior Notes,
	6.75%, 11/15/14	Caa2	51
1,875	Harrah’s Escrow Corporation, Senior Notes,
	11.25%, 06/01/17	B3	2,123
375	Isle of Capri Casinos, Senior Notes,

Schedule of Investments - March 31, 2011 (Unaudited) (Dollar Amounts in Thousands)

	7.75%, 03/15/19 (g)	B3	370
200	MGM Mirage, Senior Notes,
	9%, 03/15/20	Ba3	220
375	MGM Mirage, Senior Notes,
	10.375%, 05/15/14	Ba3	429
1,100	MGM Mirage, Senior Notes,
	11.125%, 11/15/17	Ba3	1,259
400	MGM Mirage, Senior Notes,
	13%, 11/15/13	B1	481
475	Pinnacle Entertainment, Inc., Senior Subordinated
	Notes, 8.625%, 08/01/17	B1	518
300	Seminole Tribe of Florda, Senior Notes,
	7.75%, 10/01/17 (g)	Ba1	317
475	Seneca Gaming Corporation, Senior Notes,
	8.25%, 12/01/18 (g)	B1	492
225	Sheraton Holding Corporation, Senior Notes,
	7.375%, 11/15/15	Ba1	253
625	Wynn Las Vegas LLC, Senior Notes,
	7.875%, 11/01/17	Ba2	672
			9,390
Insurance - 1.58%
575	Centene Corporation, Senior Notes,
	7.25%, 04/01/14	Ba2	596
100	Financial Security Assurance Holdings Ltd., Junior,
	Subordinated Debentures, 6.40%, 12/15/66 (g)	Baa1	66
875	Hub International Limited, Senior Notes,
	9%, 12/15/14 (g)	B3	913
1,775	Hub International Limited, Senior Subordinated Notes,
	10.25%, 06/15/15 (g)	Caa1	1,833
425	USI Holdings Corporation, Senior Subordinated Notes,
	9.75%, 05/15/15 (g)	Caa1	438
			3,846
Leisure, Amusement and Entertainment - 2.28%
525	Cedar Fair LP, Senior Notes,
	9.125%, 08/01/18 (g)	B2	570
175	Easton Bell Sports Inc., Senior Notes,
	9.75%, 12/01/16	B2	197
1,200	Manchester United Finance plc, Senior Notes,
	8.375%, 02/01/17 (g)	(e)	1,281
225	NCL Corporation, Senior Notes,
	9.50%, 11/15/18 (g)	Caa1	238
700	NCL Corporation, Senior Notes,
	11.75%, 11/15/16	B2	810
200	Palace Entertainment Holdings LLC, Senior Notes,
	8.875%, 04/15/17 (g)	B2	205
450	Speedway Motorsports, Inc., Senior Notes,
	8.75%, 06/01/16	Ba2	493
775	Ticketmaster, Senior Notes,
	10.75%, 08/01/16	B1	849
575	Universal City Development Partners, Ltd., Senior Notes,
	8.875%, 11/15/15	B3	629
250	Universal City Development Partners, Ltd., Senior Notes,
	10.875%, 11/15/16	B3	283
			5,555
Mining, Steel, Iron and Non-Precious Metals - 6.15%
525	AK Steel Corporation, Senior Notes,
	7.625%, 05/15/20	Ba3	537
525	Algoma Acquisition Corporation,
	9.875%, 06/15/15 (g)	Caa2	478
575	Alrosa Finance S.A., Senior Notes,
	7.75%, 11/03/20 (g)	Ba3	614
250	Arch Coal, Inc., Senior Notes,
	8.75%, 08/01/16	B1	281
975	Consol Energy, Inc., Senior Notes,
	8%, 04/01/17	B1	1,072

Schedule of Investments - March 31, 2011 (Unaudited) (Dollar Amounts in Thousands)

400	Consol Energy, Inc., Senior Notes,
	8.25%, 04/01/20	B1	444
850	FMG Resources Pty. Ltd., Senior Notes,
	7%, 11/01/15 (g)	B1	876
725	Foresight Energy LLC, Senior Notes,
	9.625%, 08/15/17 (g)	Caa1	776
150	International Coal, Senior Notes,
	9.125%, 04/01/18	B2	169
525	JMC Steel Group, Inc., Senior Notes,
	8.25%, 03/15/18 (g)	B3	536
550	Metals USA, Inc., Senior Secured Notes,
	11.125%, 12/01/15	B3	583
600	New World Resources N.V., Senior Notes,
	7.875%, 05/01/18 (g) (EUR)	Ba3	901
425	Novelis, Inc., Senior Notes,
	8.75%, 12/15/20 (g)	B2	468
425	Patriot Coal Corporation, Senior Notes,
	8.25%, 04/30/18	B3	455
3,150	Ryerson Holding Corporation, Senior Secured Notes,
	16.50%, 02/01/15 (b)	(e)	1,701
1,225	Ryerson Inc., Senior Secured Notes,
	12%, 11/01/15	Caa1	1,329
625	Severstal Columbus LLC, Senior Notes,
	10.25%, 02/15/18	B3	688
500	Steel Capital, Senior Notes,
	9.75%, 07/29/13 (g)	Ba3	565
475	Steel Dynamics, Inc., Senior Notes,
	7.625%, 03/15/20	Ba2	513
50	Steel Dynamics, Inc., Senior Notes,
	7.75%, 04/15/16	Ba2	53
1,125	Tube City IMS Corporation., Senior Subordinated Notes,
	9.75%, 02/01/15	Caa1	1,176
725	Vedanta Resources, Plc, Senior Notes,
	9.50%, 07/18/18 (g)	Ba2	792
			15,007
Oil and Gas - 13.78%
600	Alta Mesa Holdings, L.P., Senior Notes,
	9.625%, 10/15/18 (g)	B3	612
105	Anadarko Petroleum Corporation, Senior Notes,
	6.20%, 03/15/40	Ba1	101
40	Anadarko Petroleum Corporation, Senior Notes,
	6.375%, 09/15/17	Ba1	44
1,055	Anadarko Petroleum Corporation, Senior Notes,
	8.70%, 03/15/19	Ba1	1,285
1,425	Antero Resources Corporation, Senior Notes,
	9.375%, 12/01/17	B3	1,553
300	Berry Petroleum Company, Senior Notes,
	6.75%, 11/01/20	B2	309
450	Berry Petroleum Company, Senior Notes,
	10.25%, 06/01/14	B2	522
525	Bill Barrett Corporation, Senior Notes,
	9.875%, 07/15/16	B1	588
225	Chesapeake Energy Corp., Senior Notes,
	6.625%, 08/15/20	Ba3	239
975	Chesapeake Energy Corp., Senior Notes,
	9.50%, 02/15/15	Ba3	1,209
36	Cie Gen Geophysique, Senior Notes,
	7.50%, 05/15/15	Ba3	37
800	Complete Production Services, Inc., Senior
	Notes, 8%, 12/15/16	B1	844
300	Concho Resources, Inc., Senior Notes,
	7%, 01/15/21	B3	315
750	Concho Resources, Inc., Senior Notes,
	8.625%, 10/01/17	B3	829
1,375	Connacher Oil and Gas Limited, Senior Notes,
	10.25%, 12/15/15 (g)	Caa2	1,458
400	Continental Resources, Senior Notes,
	7.125%, 04/01/21	B1	425
772	Denbury Resources Inc., Senior Subordinated Notes,

Schedule of Investments - March 31, 2011 (Unaudited) (Dollar Amounts in Thousands)

	8.25%, 02/15/20	B1	861
575	Denbury Resources Inc., Senior Subordinated Notes,
	9.75%, 03/01/16	B1	648
100	El Paso Corporation, Senior Notes,
	7.75%, 01/15/32	Ba3	112
125	Encore Acquisition Company, Senior Subordinated
	Notes, 9.50%, 05/01/16	B1	141
1,325	Energy Transfer Equity, L.P., Senior Notes,
	7.50%, 10/15/20	Ba2	1,444
1,075	Exterran Holdings, Inc., Senior Notes,
	7.25%, 12/01/18 (g)	Ba3	1,097
1,375	Ferrellgas, L.P., Senior Notes,
	6.50%, 05/01/21 (g)	Ba3	1,347
120	Forest Oil Corp., Senior Notes,
	7.25%, 06/15/19	B1	125
325	GenOn Escrow Corporation, Senior Notes,
	9.50%, 10/15/18 (g)	B3	339
650	Global Geophysical Services, Senior Notes,
	10.50%, 05/01/17	B3	696
625	Goodrich Petroleum Corporation, Senior Notes,
	8.875%, 03/15/19 (g)	Caa1	625
600	Helix Energy Solutions Group, Inc., Senior Notes,
	9.50%, 01/15/16 (g)	B3	631
800	Hilcorp Energy I, L.P., Senior Notes,
	7.625%, 04/15/21 (g)	B2	834
625	Inergy, L.p., Senior Notes,
	7%, 10/01/18 (g)	Ba3	650
309	Inergy, L.p., Senior Notes,
	8.75%, 03/01/15	Ba3	332
100	Inergy, L.p., Senior Notes,
	6.875%, 08/01/21 (g)	Ba3	105
950	MEG Energy Corporation, Senior Notes,
	6.50%, 03/15/21 (g)	B3	965
710	Newfield Exploration Company, Senior Subordinated Notes,
	6.875%, 02/01/20	Ba2	745
275	Niska Gas Storage US, LLC, Senior Notes,
	8.875%, 03/15/18	B1	298
325	Oasis Petroleum, Inc., Senior Notes,
	7.25%, 02/01/19 (g)	Caa1	330
450	Offshore Group Investment Ltd., Senior Notes,
	11.50%, 08/01/15 (g)	B3	499
500	Penn Virginia Corporation, Senior Notes,
	10.375%, 06/15/16	B2	565
325	Penn Virginia Resources Partners, L.P., Senior Notes,
	8.25%, 04/15/18	B2	348
500	PetroHawk Energy Corporation, Senior Notes,
	7.25%, 08/15/18 (g)	B3	514
1,075	PetroHawk Energy Corporation, Senior Notes,
	10.50%, 08/01/14	B3	1,231
1,100	PetroPlus Finance Ltd., Senior Notes,
	9.375%, 09/15/19 (g)	B2	1,112
600	Plains Exploration and Production Company, Senior Notes,
	10%, 03/01/16	B1	674
500	Precision Drilling Corporation, Senior Notes,
	6.625%, 11/15/20 (g)	Ba2	517
275	QEP Resources, Inc., Senior Notes,
	6.875%, 03/01/21	Ba1	289
450	Quicksilver Resources, Inc., Senior Notes,
	9.125%, 08/15/19	B2	487
650	Quicksilver Resources, Inc., Senior Notes,
	11.75%, 01/01/16	B2	757
825	Range Resources Corporaiton, Senior Subordinated Notes,
	6.75%, 08/01/20	Ba3	878
375	RDS Ultra-Deep Water, Ltd., Senior Notes,
	11.875%, 03/15/17 (g)	B3	409
450	Regency Energy Partners, L.P., Senior Notes,
	6.875%, 12/01/18	B1	478
575	SandRidge Energy, Inc., Senior Notes,
	7.50%, 03/15/21 (g)	B3	595
150	SM Energy Company, Senior Notes,
	6.625%, 02/15/19 (g)	B1	152

Schedule of Investments - March 31, 2011 (Unaudited) (Dollar Amounts in Thousands)

650	Swift Energy Company, Senior Notes,
	8.875%, 01/15/20	B3	710
475	Tesoro Corporation, Senior Notes,
	6.50%, 06/01/17	Ba1	490
25	Tesoro Corporation, Senior Notes,
	9.75%, 06/01/19	Ba1	29
175	Whiting Petroleum Corporation, Senior Subordinated Notes,
	6.50% 10/01/18	Ba3	181
			33,610
Personal, Food and Miscellaneous Services - 2.37%
400	Central Garden & Pet Company, Senior Subordinated
	Notes, 8.25%, 03/01/18	B2	418
850	DineEquity, Inc., Senior Notes,
	9.50%, 10/30/18 (g)	B3	924
494	Dunkin’ Finance Corporation, Senior Notes,
	9.625%, 12/01/18 (g)	Caa2	504
850	O’Charleys, Inc., Senior Subordinated Notes,
	9%, 11/01/13	B3	863
1,100	OSI Restaurant Partners, Inc., Senior Notes,
	10%, 06/15/15	Caa3	1,144
800	Realogy Corporation, Senior Notes,
	11.50%, 04/15/17 (g)	Caa3	825
1,000	Wendy’s International Holdings, LLC, Senior Notes,
	10%, 07/15/16	B3	1,092
			5,770
Personal Non-Durable Consumer Products - .74%
200	Acco Brands Corporation, Senior Notes,
	10.625%, 03/15/15	B1	226
775	Bausch & Lomb, Incorporated, Senior Notes,
	9.875%, 11/01/15	Caa1	833
250	Jarden Corporation, Senior Notes,
	8%, 05/01/16	Ba3	274
125	Ontex IV, S.A., Senior Notes,
	7.50%, 04/15/18 (g) (EUR)	Ba3	179
275	Scotts Miracle-Gro Company, Senior Notes,
	7.25%, 01/15/18	B1	291
			1,803
Personal Transportation - 1.95%
500	American Airlines, Inc., Senior Notes,
	7.50%, 03/15/16 (g)	B2	495
1,450	Continental Airlines, Inc., Senior Notes,
	6.75%, 09/15/15 (g)	Ba2	1,464
194	Continental Airlines, Inc., Senior Notes,
	7.25%, 05/10/21	Baa2	211
142	Continental Airlines, Inc., Senior Notes,
	9.25%, 05/10/17	Ba2	152
584	Delta Airlines, Inc., Senior Notes,
	9.50%, 09/15/14 (g)	Ba2	622
1,275	Delta Airlines, Inc., Senior Notes,
	12.25%, 03/15/15 (g)	B2	1,444
185	Northwest Airlines
	7.575%, 003/01/19	(e)	193
150	United Airlines, Inc., Senior Notes,
	12%, 11/01/13 (g)	B3	164
			4,745
Printing and Publishing - 1.25%
400	AMO Escrow Corporation, Senior Notes,
	11.50%, 12/15/17 (g)	B2	424
750	McClatchy Company, Senior Notes,
	11.50%, 02/15/17	B1	840
228	Nielsen Finance LLC, Senior Notes,
	11.50%, 05/01/16	B2	268
717	Nielsen Finance LLC, Senior Notes,
	11.625%, 02/01/14	B2	844

Schedule of Investments - March 31, 2011 (Unaudited) (Dollar Amounts in Thousands)

650	Readers Digest Association, Senior Notes,
	9.50%, 02/15/17	B1	669
			3,045
Retail Stores - 4.39%
625	Chinos Acquisition Corporation, Senior Notes,
	8.125%, 03/01/19 (g)	Caa1	614
800	Claire’s Escrow Corporation, Senior Notes,
	8.875%, 03/15/19 (g)	Caa3	764
175	Claire’s Stores, Inc., Senior Notes,
	9.625%, 06/01/15 (i)	Caa3	174
800	Giraffe Acquistion Corporation, Senior Notes,
	9.125%, 12/01/18 (g)	Caa1	776
250	Limited Brands, Inc., Senior Notes,
	8.50%, 06/15/19	Ba1	288
800	Michaels Stores, Inc., Senior Notes,
	7.75%, 11/01/18 (g)	Caa1	810
1,025	Michaels Stores, Inc., Subordinated Notes,
	13%, 11/01/16 (b)	Caa2	1,045
425	Needle Merger Corporation, Senior Notes,
	8.125%, 03/15/19 (g)	Caa1	429
525	Netflix, Inc., Senior Notes,
	8.50%, 11/15/17	Ba2	592
100	Penney (J.C.) Corporation, Inc., Senior Notes,
	7.125%, 11/15/23	Ba1	103
250	Penney (J.C.) Corporation, Inc., Senior Notes,
	7.40%, 04/01/37	Ba1	239
500	QVC, Inc., Senior Notes,
	7.125%, 04/15/17 (g)	Ba2	523
1,050	QVC, Inc., Senior Notes,
	7.50%, 10/01/19 (g)	Ba2	1,102
475	Rite Aid Corporation, Senior Notes,
	8%, 08/15/20	B3	500
675	Rite Aid Corporation, Senior Notes,
	8.625%, 03/01/15	Caa3	621
225	Rite Aid Corporation, Senior Notes,
	9.75%, 06/12/16	B3	248
600	Rite Aid Corporation, Senior Notes,
	10.25%, 10/15/19	Caa2	656
125	Rite Aid Corporation, Senior Notes,
	10.375%, 07/15/16	Caa2	134
525	Toys ‘R’ Us Delaware, Inc., Senior Notes,
	7.375%, 09/01/16 (g)	B1	555
500	Toys ‘R’ Us Property Company II, LLC, Senior Notes,
	8.50%, 12/01/17	Ba1	535
			10,708
Telecommunications - 13.40%
325	Avaya, Inc., Senior Notes,
	7%, 04/01/19 (g)	B1	317
100	Avaya, Inc., Senior Notes,
	9.75%, 11/01/15	Caa2	101
1,475	Avaya, Inc., Senior Notes,
	10.125%, 11/01/15	Caa2	1,482
875	Broadview Networks Holdings, Inc., Senior Secured
	Notes, 11.375%, 09/01/12	B3	866
400	Cincinnati Bell Inc., Senior Notes,
	7%, 02/15/15	B2	405
1,550	Clearwire Communications LLC, Senior Secured Notes,
	12%, 12/01/15 (g)	B2	1,674
300	Clearwire Communications LLC, Senior Secured Notes,
	12%, 12/01/17 (g)	Caa2	320
100	Cricket Communications, Inc., Senior Notes,
	7.75%, 05/15/16	Ba2	106
1,200	Cricket Communications, Inc., Senior Notes,
	10%, 07/15/15	B3	1,320
500	Crown Castle International Corporation, Senior Notes,
	9%, 01/15/15	B1	551
700	Digicel Limited, Senior Notes,

Schedule of Investments - March 31, 2011 (Unaudited) (Dollar Amounts in Thousands)

	8.25%, 09/01/17 (g)	B1	742
350	Digicel Limited, Senior Notes,
	8.875%, 01/15/15 (g)	Caa1	365
900	Digicel Limited, Senior Notes,
	10.50%, 04/15/18 (g)	Caa1	1,029
475	Equinix, Inc., Senior Notes,
	8.125%, 03/01/18	Ba2	515
225	Geoeye, Inc., Senior Notes,
	9.625%, 10/01/15	Ba3	255
800	Intelsat Corporation, Senior Notes,
	7.25%, 04/01/19 (g)	B3	802
800	Intelsat Jackson Holdings Ltd., Senior Notes,
	7.25%, 10/15/20 (g)	B3	801
2,750	Intelsat (Luxembourg) S.A., Senior Notes,
	11.25%, 02/04/17	Caa3	3,004
500	Level 3 Financing, Inc., Senior Notes,
	9.25%, 11/01/14	Caa1	511
575	Level 3 Financing, Inc., Senior Notes,
	9.375%, 04/01/19 (g)	Caa1	556
1,050	MetroPCS Wireless, Inc., Senior Notes,
	7.875%, 09/01/18	B2	1,124
525	Nextel Communications, Senior Notes,
	5.95%, 03/15/14	Ba2	525
1,075	Nextel Communications, Senior Notes,
	7.375%, 08/01/15	Ba2	1,079
600	NII Capital Corporation, Senior Notes,
	7.625, 04/01/21	B2	613
375	NII Capital Corporation, Senior Notes,
	8.875%, 12/15/19	B2	415
950	NII Capital Corporation, Senior Notes,
	10%, 08/15/16	B2	1,081
675	Paetec Holding Corporation, Senior Notes,
	8.875%, 06/30/17	Ba3	729
425	Sable International Finance Limited, Senior Notes,
	7.75%, 02/15/17 (g)	Ba2	453
50	SBA Telecommunications, Inc., Senior Notes,
	8%, 08/15/16	Ba3	54
725	SBA Telecommunications, Inc., Senior Notes,
	8.25%, 08/15/19	Ba3	804
525	Sprint Capital Corporation, Senior Notes,
	6.875%, 11/15/28	Ba3	484
1,125	Sprint Capital Corporation, Senior Notes,
	8.75%, 03/15/32	Ba3	1,195
2,325	Sprint Nextel Corporation, Senior Notes,
	8.375%, 08/15/17	Ba3	2,587
1,550	Telesat Canada, Senior Notes,
	11%, 11/01/15	Caa1	1,734
575	Telesat Canada, Senior Subordinated Notes,
	12.50%, 11/01/17	Caa1	687
475	Trilogy International Partners, LLC, Senior Notes,
	10.25%, 08/15/16 (g)	Caa1	484
275	ViaSat, Inc., Senior Notes,
	8.875%, 09/15/16	B1	294
875	Wind Acquistion Finance S.A., Senior Notes,
	11.75%, 07/15/17 (g)	B2	1,011
775	Wind Acquistion Holdings Finance S.A., Senior Notes,
	7.25%, 02/15/18 (g)	Ba2	814
565	Wind Acquistion Holdings Finance S.A., Senior Notes,
	12.25%, 07/15/17 (g)(i)	B3	683
100	Windstream Corporation, Senior Notes,
	8.625%, 08/01/16	Ba3	106
			32,678
Textiles and Leather - .66%
950	Hanesbrands, Inc., Senior Notes,
	6.375%, 12/15/20	B1	924
500	Levi Strauss & Co., Senior Notes,
	7.625%, 05/15/20	B2	501
175	Levi Strauss & Co., Senior Notes,
	8.875%, 04/01/16	B2	182
			1,607

Schedule of Investments - March 31, 2011 (Unaudited) (Dollar Amounts in Thousands)

Utilities - 3.15%
25	AES Corporation, Senior Notes,
	8%, 10/15/17	B1	27
1,300	AES Corporation, Senior Notes,
	9.75%, 04/15/16	B1	1,492
2,025	Calpine Corporation, Senior Notes,
	7.50%, 02/15/21 (g)	B1	2,098
500	Dubai Electricity and Water, Senior Notes,
	7.375%, 10/21/20 (g)	Ba2	485
1,325	NRG Energy, Inc., Senior Notes,
	7.625%, 01/15/18 (g)	B1	1,375
800	NRG Energy, Inc., Senior Notes,
	8.25%, 09/01/20 (g)	B1	832
1,000	PNM Resources, Inc., Senior Notes,
	9.25%, 05/15/15	Ba2	1,130
250	RRI Energy, Inc., Senior Notes,
	7.875%, 06/15/17	B3	249
			7,688
	Total Corporate Debt Securities
	(Total cost of $289,556)		310,282

BANK DEBT SECURITIES - .15% (d)
Hotels, Motels, Inns and Gaming - .15%
386	Pokagon Gaming Authority,
	9%, 08/15/12 (h)	(e)	369

	Total Bank Debt Securities (Total cost of $371)		369

Shares
PREFERRED STOCK - 3.89% (d)
Automobile - .41%
20,650	General Motors Corporation, 4.75%, Convertible	(e)	995

Broadcasting and Entertainment - .16%
495	Spanish Broadcasting System, Inc.,
	10.75% (a)	Caa3	391

Containers, Packaging and Glass - 0%
1,975	Smurfit-Stone Container Corporation,
	7%, (c)(f) ESC		—

Electronics - 1.37%
3,400	Lucent Technologies Capital Trust I,
	Convertible, 7.75%	B3	3,337

Finance - 1.75%
2,975	Ally Financial, Inc., 7% (g)	B3	2,769
60,400	Ally Financial, Inc., 8.50%		1,502
			4,271

Hotels, Motels, Inns and Gaming - .20%
4,400	Las Vegas Sands Corporation, 10%	(e)	494

	Total Preferred Stock (Total cost of $8,032)		9,488

	TOTAL INVESTMENTS (Total cost of $297,959)		$320,139

(a) Denotes income is not being accrued and/or issuer is in bankruptcy proceedings.

(b) Securities are step interest bonds.  Interest on these bonds accrues based on the effective interest method which results in a constant rate of interest being recognized.

(c) Security is valued at fair value using methods determined by the Board of Directors. The total value of these securities at March 31, 2011 was $0.

(d) Percentages indicated are based on total net assets to common shareholders of $243,878.

(e) Not rated.

(f) Non-income producing.

(g) Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration.  Unless otherwise noted, 144A Securities are deemed to be liquid.  See Note 1of the Note to Schedule of Investments for valuation policy.  Total market value of Rule 144A securities amounted to $139,945 as of March 31, 2011.

(h) Restricted as to public resale. The total value of restricted securities owned at March 31, 2011 was $369 or .15% of total net assets to common shareholders.

(i)  Pay-In-Kind Security

(EUR) Euro

ESC Escrow Cusip. Represents a beneficial interest to account for possible future payments by the company. Interest rate and maturity date are those of the original security.

The New America High Income Fund, Inc.

Forward Currency Exchange Contracts—(Unaudited) (Dollar Amounts in Thousands) As of March 31, 2011, The Fund had forward currency exchange contracts outstanding as follows:

Counterparty	Settlement Date	Receive		Deliver		Unrealized Appreciation (Depreciation)
State Street Bank	6/9/11	USD	10,588	EUR	7,587	(151)
State Street Bank	6/9/11	USD	1,413	EUR	1,003	(6)
State Street Bank	6/9/11	EUR	108	USD	150	2
Net unrealized gain (loss) on open forward currency exchange contracts						(155)

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments

March 31, 2011 (Unaudited)

(1) Significant Accounting and Other Policies

The New America High Income Fund, Inc. (the Fund) was organized as a corporation in the state of Maryland on November 19, 1987 and is registered with the Securities and Exchange Commission as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund commenced operations on February 26, 1988. The investment objective of the Fund is to provide high current income while seeking to preserve stockholders’ capital through investment in a professionally managed, diversified portfolio of “high yield” fixed-income securities.

The Fund invests primarily in fixed maturity corporate debt securities that are rated less than investment grade. Risk of loss upon default by the issuer is significantly greater with respect to such securities compared to investment grade securities because these securities are generally unsecured and are often subordinated to other creditors of the issuer and because these issuers usually have high levels of indebtedness and are more sensitive to adverse economic conditions, such as a recession, than are investment grade issuers. In some cases, the collection of principal and timely receipt of interest is dependent upon the issuer attaining improved operating results, selling assets or obtaining additional financing.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a Fund that is more diversified. See the schedule of investments for information on individual securities as well as industry diversification and credit quality ratings.

The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States for investment companies that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry.

(a)  Valuation of Investments—Investments for which market quotations are readily available are stated at market value, which is determined by using the most recently quoted bid price provided by an independent pricing service or principal market maker. Independent pricing services provide market quotations based primarily on quotations from dealers and brokers, market transactions, accessing data from quotations services, offering sheets obtained from dealers and various relationships between securities. Investments whose primary market is on an exchange are valued at the last sale price on the day of valuation. Short-term investments with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Following procedures approved by the Board of Directors, investments for which market quotations are not readily available (primarily fixed-income corporate bonds and notes) are stated at fair value on the basis of subjective valuations furnished by securities dealers and brokers. Other investments, for which market quotations are not readily available with a cost of $0 and a value of $0, are valued in good faith at fair market value using methods determined by the Board of Directors. Fair value measurement is further discussed in section (e) of this footnote.

(b)  Foreign Currency—Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U. S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign

1

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments — Continued

March 31, 2011 (Unaudited)

exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transaction, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

(c)  Foreign Currency Forward Exchange Contracts—The Fund may enter into foreign currency forward exchange contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed future date. The Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. These instruments involve market risk, credit risk or both kinds of risks, in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

(d)  Securities Transactions and Net Investment Income—Securities transactions are recorded on trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income is accrued on a daily basis. Discount on short-term investments is amortized to investment income. Premiums or discounts on corporate debt securities are amortized based on the interest method for financial reporting purposes. All income on original issue discount and step interest bonds is accrued based on the effective interest method. The Fund does not amortize market premiums or discounts for tax purposes. Dividend payments received in the form of additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

(e)  Fair Value Measurement—The Fund applies ASC 820 “Fair Value Measurements and Disclosures”. This standard establishes the definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

2

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments — Continued

March 31, 2011 (Unaudited)

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major asset and liability categories is as follows.

Debt securities (corporate, convertible & bank debt). The fair value of debt securities is provided by independent pricing services using quotations from dealers and brokers, market transactions, data from quotations services, offering sheets and various relationships between securities. While most corporate bonds are categorized in level 2 of the fair value hierarchy, there may be instances where less observable inputs necessitate a level 3 categorization.

Equity securities (preferred and common stock). Equity securities for which the primary market is on an exchange will be valued at the last sale price on the day of valuation and are categorized in level 1 of the fair value hierarchy. Other equity securities traded in inactive markets or valued by independent pricing services using methods similar to debt securities are categorized in level 2. The fair value of equity securities in which observable inputs are unavailable are categorized in level 3.

Short-term investments. Short-term investments are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely the values would be categorized in level 2 of the fair value hierarchy.

Forwards are valued at the unrealized gain or loss on the contract as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Forwards are categorized in level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000’s)	Significant Observable Inputs (000’s)	Significant Unobservable Inputs (000’s)	(000’s)
Investments
Debt Securities*	$—	$310,651	$—	$310,651

Preferred Stock
Automobile	995	—	—	995
Broadcasting and Entertainment	—	391	—	391
Containers, Packaging and Glass	—	—	—	—
Electronics	—	3,337	—	3,337
Finance	1,502	2,769	—	4,271
Hotels, Motels Inns and Gaming	—	494	—	494

3

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments — Continued

March 31, 2011 (Unaudited)

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000’s)	Significant Observable Inputs (000’s)	Significant Unobservable Inputs (000’s)	(000’s)
Total Investments	$2,497	$317,642	$—	$320,139
Forward Currency Exchange Contracts	$—	$(155)	$—	$(155)

*  Debt Securities — All are level 2. Type of debt and industries are shown on the Schedule of Investments.

The following is a reconciliation of Fund investments using Level 3 inputs for the period:

Equity Securities
Balance, December 31, 2010	$—
Net purchases (sales)	—
Change in unrealized appreciation (depreciation)	—
Realized gain (loss)	—
Transfers out of Level 3 to Level 2	—
Balance, March 31, 2011	$—

Transfers between levels are recognized at the end of the reporting period. During the three months ended March 31, 2011, the Fund recognized no significant transfers to/from Level 1 or Level 2.

4

Item 2.

(a)   The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.

Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The New America High Income Fund, Inc

By (Signature and Title)		/s/ Robert F. Birch
Robert F. Birch
President

Date	May 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Robert F. Birch
Robert F. Birch
President

Date	May 20, 2011

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry
Treasurer

Date	May 20, 2011